Fair Value Measurements (Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial transmission rights	$ 6,235	$ 4,288
Total financial assets measured at fair value	6,235	4,288
Other derivative liabilities	140	155
Total financial liabilities measured at fair value	140	155
Indianapolis Power And Light Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial transmission rights	6,235	4,288
Total financial assets measured at fair value	6,235	4,288
Other derivative liabilities	140	155
Total financial liabilities measured at fair value	$ 140	$ 155